DECEMBER 31, 2010

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton Conservative
Allocation Fund
(Formerly, Franklin Templeton Conservative
Target Fund)

Franklin Templeton Moderate
Allocation Fund
(Formerly, Franklin Templeton Moderate
Target Fund)

Franklin Templeton Growth
Allocation Fund
(Formerly, Franklin Templeton Growth
Target Fund)

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ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Economic and Market Overview

During the 12-month period ended December 31, 2010, the U.S. economy grew unevenly, supported by a combination of fundamental business improvement and government intervention. Economic activity as measured by gross domestic product expanded at an annualized 3.7% pace in 2010’s first quarter and then downshifted to 1.7% annualized in the second quarter. Consumer spending picked up, likely due to pent-up post-recession demand, and the pace of growth rose at annualized rates of 2.6% in the third quarter and an estimated 3.2% in the fourth quarter. Globally, emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government-sponsored, liquidity-enhancing measures.

In the U.S., challenges such as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered consumer confidence and the economy’s advance. Although home prices rose early in the year, home sales stalled as a homebuyer tax credit program ended, foreclosures mounted and the housing sector remained weak. The unemployment situation showed little improvement. Even though the jobless rate fell from 10.0% in December 2009 to 9.4% at period-end, some of the decline was attributable to a shrinking labor force as many unemployed workers stopped looking for jobs.1

Amid signs of a demand-led recovery, crude oil prices rose from $79 per barrel at the end of December 2009 to $91 per barrel by the end of December 2010 largely due to accelerating global demand. The pace of inflation slowed during the year, and in December 2010 the inflation rate was an annualized 1.5%.1 Similarly, core inflation, which excludes volatile food and energy costs, slowed to a 0.8% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) made no major changes to its monetary policy for most of the year. The FOMC repeatedly stated it would keep the federal funds target rate within the exceptionally low 0% to 0.25% range “for an extended period” and eventually shifted its focus to its outlook and the status of its current holdings. In September, the FOMC

1. Source: Bureau of Labor Statistics.

Annual Report | 3

revealed concerns about the subdued recovery and said inflation was below the pace “consistent with its mandate.” Having already lowered interest rates effectively to zero, the FOMC announced its intention to purchase government securities to stimulate the economy and promote a low level of inflation consistent with healthy economic growth.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory and political news, stoking considerable volatility among equities. Ultimately, global stock indexes posted solid gains during the 12 months under review as investor risk aversion began to subside amid generally improving economic signs and rising consumer spending. The dollar strengthened relative to the euro, which declined as a result of the region’s fiscal crisis, but weakened against the yen, which hit multi-decade highs amid persistent deflationary pressures. Meanwhile, U.S. Treasuries and corporate bonds finished the year with gains despite Treasury price declines late in the year.

The foregoing information reflects our analysis and opinions as of December 31, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Conservative Allocation Fund

(Formerly, Franklin Templeton Conservative Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Conservative Allocation

Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Conservative Allocation Fund covers the fiscal year ended December 31, 2010. Effective May 1, 2010, the Fund changed its name to help differentiate the Fund from our target-date  funds. The Fund’s goal and main investment strategy remain unchanged.

Performance Overview

Franklin Templeton Conservative Allocation Fund – Class A delivered a +10.00% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 40.

Annual Report | 5

measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.2 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.2 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Conservative Allocation Fund allocated 41.6% of total net assets to equity and 38.8% to fixed income. Domestic equity exposure was 69.7% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 9.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end.

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Annual Report

On the fixed income side, domestic exposure was 64.2% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 14.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund – Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Conservative Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/10

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.15%; B: 1.90%; C: 1.90%; R: 1.40%; and Advisor: 0.90%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Annual Report

Franklin Templeton Moderate Allocation Fund

(Formerly, Franklin Templeton Moderate Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Moderate Allocation Fund

seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Moderate Allocation Fund covers the fiscal year ended December 31, 2010. Effective May 1, 2010, the Fund changed its name to help differentiate the Fund from our target-date funds. The Fund’s goal and main investment strategy remain unchanged.

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A delivered a cumulative total return of +11.97% for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the Morgan Stanley Capital International (MSCI)

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 46.

Annual Report | 15

Top 10 Fund Holdings Franklin Templeton Moderate Allocation Fund 12/31/10 % of Total Net Assets

Europe, Australasia, Far East (EAFE) Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.2 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.2 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Moderate Allocation Fund allocated 56.4% of total net assets to equity and 33.4% to fixed income. Domestic equity exposure was 69.9% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 13.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

16 | Annual Report

the fixed income side, domestic exposure was 64.4% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 12.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund –Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund –Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund – Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Moderate Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 17

Performance Summary as of 12/31/10

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

Performance Summary *(continued)*

Average Annual Total Return

Advisor Class[6]	12/31/10
1-Year	+12.31%
5-Year	+6.34%
10-Year	+5.54%

Advisor Class (1/1/01–12/31/10)[6]

$20,000
$15,000
$10,000
$5,000
1/01
12/02
12/04
12/06
12/08
12/10
$17,634
$17,139
$14,710
$12,586
$11,507
FT Moderate Allocation Fund
S&P 500[7]
MSCI EAFE Index[7]
BC U.S. Aggregate Index[7]
P&R 90 Day U.S. T-Bill Index[7]

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve some degree of risk. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund's share price may decline. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund's prospectus.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. If the manager and administrator had not waived fees, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund's prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the figures shown.
6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +36.91% and +6.38%.
7. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody's, Standard & Poor's and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

22 | Annual Report

Your Fund’s Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.22%; B: 1.97%; C: 1.97%; R: 1.47%; and Advisor: 0.97%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Templeton Growth Allocation Fund

(Formerly, Franklin Templeton Growth Target Fund)

Your Fund’s Goal and Main Investments: Franklin Templeton Growth Allocation Fund

seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Growth Target Fund covers the fiscal year ended December 31, 2010. Effective May 1, 2010, the Fund its name to help differentiate the Fund from our target-date funds. The Fund’s goal and main investment strategy remain unchanged.

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A delivered a +14.31% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the Morgan Stanley Capital International (MSCI) Europe,

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 52.

Annual Report | 25

Top 10 Fund Holdings Franklin Templeton Growth Allocation Fund 12/31/10 % of Total Net Assets

Australasia, Far East (EAFE) Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.2 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.2 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (fund investments) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Growth Allocation Fund allocated 81.3% of total net assets to equity and 15.4% to fixed income. Domestic equity exposure was 70.6% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, representing 19.4% of the

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

26 | Annual Report

Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.2% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 5.4% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund – Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton Growth Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/10

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.25% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 31

Your Fund’s Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund expenses, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund expenses, net of expense waivers, annualized for each class (A: 1.32%; B: 2.07%; C: 2.07%; R: 1.57%; and Advisor: 1.07%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Conservative Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

See Abbreviations on page 71.

40 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Moderate Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund

42 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Growth Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund

48 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

See Abbreviations on page 71.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

52 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2010

Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Assets:			
Investments in securities:			
Cost - Underlying Funds (Note 7)	$ 932,168,093	$1,488,006,739	$651,627,418
Cost - Exchange Traded Funds	49,803,650	79,694,705	37,817,043
Total cost of investments	$ 981,971,743	$1,567,701,444	$689,444,461
Value - Underlying Funds (Note 7)	$1,059,241,747	$1,739,212,092	$801,163,295
Value - Exchange Traded Funds	51,821,438	83,801,209	38,957,433
Total value of investments	$1,111,063,185	$1,823,013,301	$840,120,728
Receivables:			
Capital shares sold	4,166,369	13,384,691	3,363,190
Dividends	54,283	106,148	46,339
Underlying Funds (Note 8)	94,453	178,637	111,972
Other assets	111	177	121
Total assets	1,115,378,401	1,836,682,954	843,642,350
Liabilities:			
Payables:			
Capital shares redeemed	3,192,878	1,927,961	1,179,077
Affiliates	1,058,058	1,572,484	783,621
Unaffiliated transfer agent fees	190,823	319,106	182,706
Accrued expenses and other liabilities	68,786	109,910	63,416
Total liabilities	4,510,545	3,929,461	2,208,820
Net assets, at value	$1,110,867,856	$1,832,753,493	$841,433,530
Net assets consist of:			
Paid-in capital	$1,001,626,428	$1,615,423,727	$725,772,274
Undistributed net investment income	3,104,489	5,660,859	4,114,421
Net unrealized appreciation (depreciation)	129,091,442	255,311,857	150,676,267
Accumulated net realized gain (loss)	(22,954,503)	(43,642,950)	(39,129,432)
Net assets, at value	$1,110,867,856	$1,832,753,493	$841,433,530

Annual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2010

54 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective May 1, 2010, the following name changes occurred:

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund’s application of those tax rules is subject to its understanding. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of December 31, 2010, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Each fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

58 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Annual Report | 59

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2010				
Shares sold	18,221,521	$ 238,973,386	32,969,272	$ 442,294,741
Shares issued in reinvestment of distributions	707,451	9,485,184	1,310,012	18,125,048
Shares redeemed	(9,180,489)	(120,411,436)	(13,949,899)	(186,180,517)
Net increase (decrease)	9,748,483	$ 128,047,134	20,329,385	$ 274,239,272
Year ended December 31, 2009				
Shares sold	17,172,635	$ 201,914,915	26,240,519	$ 307,600,865
Shares issued in reinvestment of distributions	751,135	8,952,829	1,412,572	16,855,743
Shares redeemed	(8,976,351)	(103,896,695)	(13,873,127)	(159,085,299)
Net increase (decrease)	8,947,419	$ 106,971,049	13,779,964	$ 165,371,309
Class B Shares:				
Year ended December 31, 2010				
Shares sold	141,072	$ 1,837,667	253,751	$ 3,399,725
Shares issued in reinvestment of distributions	5,313	71,357	10,217	142,136
Shares redeemed	(263,191)	(3,442,291)	(377,410)	(5,031,180)
Net increase (decrease)	(116,806)	$ (1,533,267)	(113,442)	$ (1,489,319)
Year ended December 31, 2009				
Shares sold	267,360	$ 3,131,147	381,520	$ 4,393,323
Shares issued in reinvestment of distributions	11,110	131,573	21,652	256,702
Shares redeemed	(257,949)	(2,943,932)	(321,593)	(3,652,350)
Net increase (decrease)	20,521	$ 318,788	81,579	$ 997,675
Class C Shares:				
Year ended December 31, 2010				
Shares sold	11,330,900	$ 146,321,668	13,892,918	$ 182,331,654
Shares issued in reinvestment of distributions	255,008	3,389,966	343,286	4,701,144
Shares redeemed	(4,702,363)	(60,839,135)	(5,124,931)	(66,963,679)
Net increase (decrease)	6,883,545	$ 88,872,499	9,111,273	$ 120,069,119
Year ended December 31, 2009				
Shares sold	10,203,701	$ 117,884,377	12,247,985	$ 141,937,134
Shares issued in reinvestment of distributions	311,086	3,656,958	402,476	4,735,596
Shares redeemed	(4,475,784)	(50,941,909)	(4,374,031)	(48,974,943)
Net increase (decrease)	6,039,003	$ 70,599,426	8,276,430	$ 97,697,787

60 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Year ended December 31, 2010				
Shares sold	4,960,064	$ 64,584,214	8,410,755	$ 112,177,853
Shares issued in reinvestment of distributions	108,996	1,459,926	201,048	2,781,762
Shares redeemed	(1,771,417)	(23,295,954)	(2,450,290)	(32,614,337)
Net increase (decrease)	3,297,643	$ 42,748,186	6,161,513	$ 82,345,278
Year ended December 31, 2009				
Shares sold	3,189,920	$ 37,666,834	5,038,649	$ 58,878,618
Shares issued in reinvestment of distributions	88,948	1,060,448	160,513	1,924,057
Shares redeemed	(1,319,654)	(15,824,585)	(1,737,405)	(20,190,749)
Net increase (decrease)	1,959,214	$ 22,902,697	3,461,757	$ 40,611,926
Advisor Class Shares:				
Year ended December 31, 2010				
Shares sold	543,929	$ 7,158,185	1,386,540	$ 18,911,118
Shares issued in reinvestment of distributions	15,997	214,145	46,146	638,453
Shares redeemed	(347,879)	(4,551,606)	(805,460)	(10,650,943)
Net increase (decrease)	212,047	$ 2,820,724	627,226	$ 8,898,628
Year ended December 31, 2009				
Shares sold	671,018	$ 7,795,493	1,356,321	$ 15,928,497
Shares issued in reinvestment of distributions	15,518	184,528	45,310	540,649
Shares redeemed	(245,606)	(2,853,070)	(316,992)	(3,682,553)
Net increase (decrease)	440,930	$ 5,126,951	1,084,639	$ 12,786,593

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class A Shares:		
Year ended December 31, 2010		
Shares sold	9,517,166	$133,904,293
Shares issued in reinvestment of distributions	389,278	5,927,445
Shares redeemed	(6,684,963)	(93,455,443)
Net increase (decrease)	3,221,481	$ 46,376,295
Year ended December 31, 2009		
Shares sold	8,815,446	$104,177,953
Shares issued in reinvestment of distributions	461,206	5,925,832
Shares redeemed	(6,814,913)	(78,807,448)
Net increase (decrease)	2,461,739	$ 31,296,337

Annual Report | 61

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class B Shares:		
Year ended December 31, 2010		
Shares sold	46,821	$ 637,916
Shares issued in reinvestment of distributions	1,955	29,069
Shares redeemed	(208,428)	(2,845,677)
Net increase (decrease)	(159,652)	$ (2,178,692)
Year ended December 31, 2009		
Shares sold	125,137	$ 1,403,321
Shares issued in reinvestment of distributions	6,510	80,379
Shares redeemed	(115,777)	(1,291,425)
Net increase (decrease)	15,870	$ 192,275
Class C Shares:		
Year ended December 31, 2010		
Shares sold	3,773,978	$ 51,954,173
Shares issued in reinvestment of distributions	74,981	1,118,242
Shares redeemed	(2,519,948)	(34,264,273)
Net increase (decrease)	1,329,011	$ 18,808,142
Year ended December 31, 2009		
Shares sold	3,264,850	$ 37,713,863
Shares issued in reinvestment of distributions	109,242	1,361,437
Shares redeemed	(2,148,668)	(24,159,530)
Net increase (decrease)	1,225,424	$ 14,915,770
Class R Shares:		
Year ended December 31, 2010		
Shares sold	4,315,132	$ 59,298,177
Shares issued in reinvestment of distributions	84,585	1,274,575
Shares redeemed	(1,566,940)	(21,803,505)
Net increase (decrease)	2,832,777	$ 38,769,247
Year ended December 31, 2009		
Shares sold	2,751,299	$ 32,690,947
Shares issued in reinvestment of distributions	70,466	899,880
Shares redeemed	(1,113,624)	(13,219,563)
Net increase (decrease)	1,708,141	$ 20,371,264
Advisor Class Shares:		
Year ended December 31, 2010		
Shares sold	492,111	$ 6,951,855
Shares issued in reinvestment of distributions	20,126	307,138
Shares redeemed	(390,157)	(5,369,534)
Net increase (decrease)	122,080	$ 1,889,459
Year ended December 31, 2009		
Shares sold	664,936	$ 7,875,082
Shares issued in reinvestment of distributions	23,381	301,931
Shares redeemed	(338,833)	(3,943,555)
Net increase (decrease)	349,484	$ 4,233,458

62 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Annual Report | 63

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

Statements of Operations of which the following amounts were retained by Investor Services:

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.25% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2010, there were no credits earned.

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Notes to Financial Statements (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

The tax character of distributions paid during the years ended December 31, 2010 and 2009, was as follows:

At December 31, 2010, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds and ETFs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds and ETFs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2010, were as follows:

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers, (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2010, were as follows:

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Conservative Allocation Fund *(continued)*								
Franklin Growth Opportunities Fund, Advisor Class	1,839,114	136,855	1,096,725	879,244	$ 20,372,086	$ —	$ 1,666,318	4.65%
Franklin International Small Cap Growth Fund, Advisor Class	—	1,119,292	—	1,119,292	18,792,919	318,458	—	4.24%
Franklin MicroCap Value Fund, Advisor Class	575,855	65,256	48,812	592,299	18,876,565	103,923	52,190[a]	4.99%
Franklin Natural Resources Fund, Advisor Class	461,977	56,307	—	518,284	21,871,582	373,182	—	1.71%
Franklin Small Cap Growth Fund, Advisor Class	1,599,055	153,868	1,752,923	—	—[b]	—	5,485,440	—
Franklin Templeton Emerging Market Debt Opportunities Fund	1,096,744	209,531	133,708	1,172,567	14,059,078	392,213	177,956[a]	4.57%
Franklin Total Return Fund, Advisor Class	8,148,576	1,648,218	437,958	9,358,836	94,430,654	8,026,272	423,629[a]	2.90%
Franklin U.S. Government Securities Fund, Advisor Class	14,886,390	8,997,440	—	23,883,830	161,932,367	5,748,129	—	1.54%
Franklin Utilities Fund, Advisor Class	973,080	1,014,551	—	1,987,631	23,175,777	596,664	—	0.85%
Institutional Fiduciary Trust Money Market Portfolio	152,256,461	253,952,953	188,898,122	217,311,292	217,311,292	—	—	2.12%
Mutual European Fund, Class Z	1,720,522	219,685	219,130	1,721,077	36,951,534	1,107,035	(1,132,907)	1.83%
Mutual Shares Fund, Class Z	2,965,617	1,146,216	306,596	3,805,237	79,110,889	1,304,369	(1,614,059)	0.50%
Templeton China World Fund, Advisor Class	486,823	53,425	51,027	489,221	19,598,189	217,212	(80,948)[a]	1.64%
Templeton Foreign Fund, Advisor Class	5,125,112	872,280	1,489,965	4,507,427	31,146,323	624,724	(6,681,863)	0.52%
Templeton Global Bond Fund, Advisor Class	7,774,593	2,580,603	—	10,355,196	140,416,456	6,003,751	—	0.30%
Total					$1,059,241,747	$25,252,191	$ (250,393)	
Franklin Templeton Moderate Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	4,133,387	813,284	—	4,946,671	$242,090,070	$ —	$ —	6.71%
Franklin Gold and Precious Metals Fund, Advisor Class	854,370	302,259	96,254	1,060,375	56,443,754	5,183,918	3,218,151[a]	1.30%
Franklin Growth Fund, Advisor Class	—	1,571,127	—	1,571,127	70,150,799	425,145	—	1.61%
Franklin Growth Opportunities Fund, Advisor Class	4,097,021	324,236	2,427,634	1,993,623	46,192,240	—	3,515,666	10.54%
Franklin International Small Cap Growth Fund, Advisor Class	—	2,535,249	—	2,535,249	42,566,824	721,322	—	9.60%
Franklin MicroCap Value Fund, Advisor Class	1,212,279	153,911	104,002	1,262,188	40,225,919	221,456	83,666[a]	10.64%

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton Moderate Allocation Fund *(continued)*								
Franklin Natural Resources Fund, Advisor Class	928,539	196,026	—	1,124,565	$ 47,456,663	$ 809,726	$ —	3.70%
Franklin Small Cap Growth Fund, Advisor Class	3,346,288	266,271	3,612,559	—	—[b]	—	10,450,540	—
Franklin Templeton Emerging Market Debt Opportunities Fund	1,471,971	334,033	150,283	1,655,721	19,852,091	549,198	215,300[a]	6.46%
Franklin Total Return Fund, Advisor Class	10,766,015	3,035,658	831,990	12,969,683	130,864,098	5,469,199	566,875[a]	4.02%
Franklin U.S. Government Securities Fund, Advisor Class	20,075,360	14,831,312	844,041	34,062,631	230,944,641	8,021,091	16,881	2.20%
Franklin Utilities Fund, Advisor Class	2,277,761	2,768,364	—	5,046,125	58,837,812	1,429,552	—	2.16%
Institutional Fiduciary Trust Money Market Portfolio	116,690,476	417,885,845	356,638,386	177,937,937	177,937,937	—	—	1.74%
Mutual European Fund, Class Z	3,691,504	773,526	455,462	4,009,568	86,085,416	2,504,535	(1,953,156)	4.25%
Mutual Shares Fund, Class Z	6,221,784	3,201,871	720,142	8,703,513	180,946,034	5,140,005	(3,540,343)	1.15%
Templeton China World Fund, Advisor Class	1,007,126	193,869	104,850	1,096,145	43,911,574	486,685	47,988[a]	3.67%
Templeton Foreign Fund, Advisor Class	10,368,964	2,484,022	3,041,038	9,811,948	67,800,560	1,359,925	(12,766,831)	1.14%
Templeton Global Bond Fund, Advisor Class	10,313,694	4,571,323	363,951	14,521,066	196,905,660	9,625,038	(134,418)	0.43%
Total					$1,739,212,092	$41,946,795	$ (279,681)	
Franklin Templeton Growth Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	3,119,847	221,382	—	3,341,229	$163,519,735	$ —	$ —	4.53%
Franklin Gold and Precious Metals Fund, Advisor Class	710,067	136,801	188,870	657,998	35,025,247	3,214,730	3,797,659[a]	0.81%
Franklin Growth Fund, Advisor Class	—	1,042,457	—	1,042,457	46,545,710	281,771	—	1.07%
Franklin Growth Opportunities Fund, Advisor Class	2,979,100	171,228	1,748,544	1,401,784	32,479,347	—	2,796,940	7.41%
Franklin International Small Cap Growth Fund, Advisor Class	—	1,699,629	—	1,699,629	28,536,763	483,573	—	6.44%
Franklin MicroCap Value Fund, Advisor Class	900,508	86,474	75,141	911,841	29,060,379	159,987	45,406[a]	7.69%
Franklin Natural Resources Fund, Advisor Class	731,516	66,477	—	797,993	33,675,285	574,582	—	2.63%
Franklin Small Cap Growth Fund, Advisor Class	2,534,271	143,838	2,678,109	—	—[b]	—	7,042,744	—
Franklin Templeton Emerging Market Debt Opportunities Fund	363,113	24,700	33,655	354,158	4,246,355	122,998	74,392[a]	1.38%

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Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2010 is noted in the Statements of Operations.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

9. CREDIT FACILITY (continued)

January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2010, the Funds did not use the Global Credit Facility.

Effective January 21, 2011, the Borrowers renewed the Global Credit Facility for a total of $750 million, maturing January 20, 2012.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2010, all of the Funds’ investments in Underlying Funds and ETFs carried at fair value were in Level 1 inputs. For detailed Underlying Fund and ETFs categories, see the accompanying Statements of Investments.

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Notes to Financial Statements (continued)

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund, and Franklin Templeton Growth Allocation Fund, (separate portfolios of Franklin Templeton Allocator Series, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the transfer agent of the Underlying Funds and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2011

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Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2010:

under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2010:

Distributions, including qualified dividend income, paid during calendar year 2010 will be reported to shareholders on Form 1099-DIV in January 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	106	None
Principal Occupation During Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	130	None
Principal Occupation During Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	88	None
Principal Occupation During Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.				

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since April 2010	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2010, Frank W.T. LaHaye ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

FAS A 02/11

Annual Report

Economic and Market Overview

During the 12-month period ended December 31, 2010, the U.S. economy grew unevenly, supported by a combination of fundamental business improvement and government intervention. Economic activity as measured by gross domestic product expanded at an annualized 3.7% pace in 2010’s first quarter and then downshifted to 1.7% annualized in the second quarter. Consumer spending picked up, likely due to pent-up post-recession demand, and the pace of growth rose at annualized rates of 2.6% in the third quarter and an estimated 3.2% in the fourth quarter. Globally, emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government-sponsored, liquidity-enhancing measures.

In the U.S., challenges such as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered consumer confidence and the economy’s advance. Although home prices rose early in the year, home sales stalled as a homebuyer tax credit program ended, foreclosures mounted and the housing sector remained weak. The unemployment situation showed little improvement. Even though the jobless rate fell from 10.0% in December 2009 to 9.4% at period-end, some of the decline was attributable to a shrinking labor force as many unemployed workers stopped looking for jobs.1

Amid signs of a demand-led recovery, crude oil prices rose from $79 per barrel at the end of December 2009 to $91 per barrel by the end of December 2010 largely due to accelerating global demand. The pace of inflation slowed during the year, and in December 2010 the inflation rate was an annualized 1.5%.1 Similarly, core inflation, which excludes volatile food and energy costs, slowed to a 0.8% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) made no major changes to its monetary policy for most of the year. The FOMC repeatedly stated it would keep the federal funds target rate within the exceptionally low 0% to 0.25% range “for an extended period” and eventually shifted its focus to its outlook and the status of its current holdings. In September, the FOMC

1. Source: Bureau of Labor Statistics.

Annual Report | 3

revealed concerns about the subdued recovery and said inflation was below the pace “consistent with its mandate.” Having already lowered interest rates effectively to zero, the FOMC announced its intention to purchase government securities to stimulate the economy and promote a low level of inflation consistent with healthy economic growth.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory and political news, stoking considerable volatility among equities. Ultimately, global stock indexes posted solid gains during the 12 months under review as investor risk aversion began to subside amid generally improving economic signs and rising consumer spending. The dollar strengthened relative to the euro, which declined as a result of the region’s fiscal crisis, but weakened against the yen, which hit multi-decade highs amid persistent deflationary pressures. Meanwhile, U.S. Treasuries and corporate bonds finished the year with gains despite Treasury price declines late in the year.

The foregoing information reflects our analysis and opinions as of December 31, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Corefolio Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Corefolio Allocation Fund covers the fiscal year ended December 31, 2010.

Performance Overview

Franklin Templeton Corefolio Allocation Fund – Class A delivered a +13.13% cumulative total return for the 12 months under review. In comparison with its benchmarks, the Fund outperformed the +12.34% total return of the Morgan Stanley Capital International (MSCI) World Index, which tracks equity performance in global developed markets, while it underperformed U.S. stocks as measured by the broad Standard & Poor’s 500 Index’s (S&P 500’s) +15.06% total return.1 You can find other performance data in the Performance Summary beginning on page 7.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse sell or promote any S&P index-based product. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 28.

Annual Report | 5

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, compared to the S&P 500 Index, Franklin Flex Cap Growth Fund – Advisor Class outperformed, Franklin Growth Fund – Advisor Class performed comparably and Mutual Shares Fund – Class Z underperformed. Templeton Growth Fund – Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Vice President of Franklin Advisers, Inc.

Franklin Templeton Corefolio Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Performance Summary as of 12/31/10

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/11.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Endnotes

Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stocks have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks which are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. Bond prices generally move in the opposite direction of interest rates. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund’s prospectus. The Fund’s prospectus also includes a description of the main investment risks.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.38%; B: 1.10%; C: 1.10%; R: 0.60%; and Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.16%; B: 1.88%; C: 1.88%; R: 1.38%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 13

Franklin Templeton

Founding Funds Allocation Fund

Your Fund’s Goals and Main Investments: Franklin Templeton Founding Funds

Allocation Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for the Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2010.

Performance Overview

Franklin Templeton Founding Funds Allocation Fund – Class A delivered a +10.61% cumulative total return for the 12 months under review. In comparison with its benchmarks, the Fund underperformed the +15.06% total return of the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the +12.34% total return of the Morgan Stanley Capital International (MSCI) World Index, which tracks equity performance in global developed markets.1 You can find other performance data in the Performance Summary beginning on page 16.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

14 | Annual Report

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Advisor Class and Mutual Shares Fund – Class Z underperformed the S&P 500. Templeton Growth Fund – Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Vice President of Franklin Advisers, Inc.

Franklin Templeton Founding Funds Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 15

Performance Summary as of 12/31/10

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

16 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 17

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

18 | Annual Report

Annual Report | 19

Endnotes

Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing, especially in developing countries, carries additional risks such as currency and market volatility, and political or social instability, risks which are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

1. If the administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

20 | Annual Report

Your Fund’s Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; B: 1.10%; C: 1.09%; R: 0.60%; and Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.08%; B: 1.83%; C: 1.82%; R: 1.33%; and Advisor: 0.83%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

30 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2010

Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Class A:		
Net assets, at value	$479,772,563	$ 4,771,043,485
Shares outstanding	38,651,270	456,040,102
Net asset value per share[a]	$12.41	$10.46
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.17	$11.10
Class B:		
Net assets, at value	$ 33,634,911	$ 297,268,256
Shares outstanding	2,718,175	28,375,361
Net asset value and maximum offering price per share[a]	$12.37	$10.48
Class C:		
Net assets, at value	$162,084,060	$ 2,252,032,852
Shares outstanding	13,179,677	218,124,330
Net asset value and maximum offering price per share[a]	$12.30	$10.32
Class R:		
Net assets, at value	$ 2,187,785	$ 12,568,304
Shares outstanding	176,357	1,199,532
Net asset value and maximum offering price per share	$12.41	$10.48
Advisor Class:		
Net assets, at value	$ 7,356,576	$ 71,126,379
Shares outstanding	591,596	6,764,095
Net asset value and maximum offering price per share	$12.44	$10.52

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2010

Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Investment income:		
Dividends from Underlying Funds (Note 6)	$ 9,267,646	$ 303,130,302
Expenses:		
Administrative fees (Note 3a)	563,518	7,626,824
Distribution fees: (Note 3b)		
Class A	1,091,978	12,292,069
Class B	350,793	3,166,088
Class C	1,343,063	23,448,668
Class R	8,855	62,961
Transfer agent fees (Note 3d)	1,127,953	11,348,205
Reports to shareholders	107,123	841,457
Registration and filing fees	76,851	168,317
Professional fees	36,190	94,897
Trustees' fees and expenses	4,511	67,256
Other	43,680	134,421
Expenses borne by Underlying Funds (Note 7)	(998,692)	(8,324,575)
Total expenses	3,755,823	50,926,588
Expenses waived/paid by affiliates (Note 3e)	(369,185)	(4,294,051)
Net expenses	3,386,638	46,632,537
Net investment income	5,881,008	256,497,765
Realized and unrealized gains (losses):		
Net realized gain (loss) from sale of investments in Underlying Funds (Note 6)	(3,932,850)	(525,234,481)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	81,254,971	986,608,813
Net realized and unrealized gain (loss)	77,322,121	461,374,332
Net increase (decrease) in net assets resulting from operations	$ 83,203,129	$ 717,872,097

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund’s application of those tax rules is subject to its understanding. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of December 31, 2010, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Each fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST *(continued)*

	Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Year ended December 31, 2010				
Shares sold	1,128,209	$ 12,749,408	14,456,848	$ 141,737,266
Shares issued on reorganization (Note 8)	4,332,060	46,661,752	—	—
Shares issued in reinvestment of distributions	44,923	528,213	6,069,052	59,700,222
Shares redeemed	(2,609,742)	(29,218,952)	(67,806,698)	(662,732,211)
Net increase (decrease)	2,895,450	$ 30,720,421	(47,280,798)	$ (461,294,723)
Year ended December 31, 2009				
Shares sold	1,160,988	$ 10,404,766	20,266,052	$ 167,747,133
Shares issued in reinvestment of distributions	72,406	714,452	9,122,355	80,143,253
Shares redeemed	(2,807,242)	(24,176,851)	(86,074,684)	(686,481,543)
Net increase (decrease)	(1,573,848)	$ (13,057,633)	(56,686,277)	$ (438,591,157)
Class R Shares:				
Year ended December 31, 2010				
Shares sold	25,798	$ 287,596	202,555	$ 2,005,785
Shares issued on reorganization (Note 8)	63,977	696,076	—	—
Shares issued in reinvestment of distributions	1,349	16,439	42,391	423,732
Shares redeemed	(37,965)	(431,793)	(400,542)	(3,980,176)
Net increase (decrease)	53,159	$ 568,318	(155,596)	$ (1,550,659)
Year ended December 31, 2009				
Shares sold	17,232	$ 165,388	280,523	$ 2,296,033
Shares issued in reinvestment of distributions	1,420	14,789	57,378	512,145
Shares redeemed	(35,125)	(322,327)	(806,790)	(6,475,875)
Net increase (decrease)	(16,473)	$ (142,150)	(468,889)	$ (3,667,697)
Advisor Class Shares:				
Year ended December 31, 2010				
Shares sold	251,980	$ 2,669,556	2,870,485	$ 28,739,780
Shares issued on reorganization (Note 8)	344,981	3,767,279	—	—
Shares issued in reinvestment of distributions	5,975	74,172	220,707	2,212,800
Shares redeemed	(183,966)	(2,107,737)	(2,808,566)	(28,047,431)
Net increase (decrease)	418,970	$ 4,403,270	282,626	$ 2,905,149
Year ended December 31, 2009				
Shares sold	66,906	$ 617,402	3,962,200	$ 35,696,840
Shares issued in reinvestment of distributions	2,503	26,558	202,485	1,850,429
Shares redeemed	(92,057)	(797,801)	(2,188,271)	(18,241,839)
Net increase (decrease)	(22,648)	$ (153,841)	1,976,414	$ 19,305,430

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Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and at 0.25% for Class A shares for the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

d. Transfer Agent Fees

For the year ended December 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of administrative fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

aIncludes $30,368,774 as of December 31, 2010 from the reorganization with Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

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Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2010, the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Founding Funds Allocation Fund deferred realized capital losses of $514,325 and $44,087,210, respectively.

The tax character of distributions paid during the years ended December 31, 2010 and 2009, was as follows:

At December 31, 2010, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of non-deductible expenses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2010, were as follows:

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Administrative fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2010, were as follows:

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Notes to Financial Statements (continued)

7. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2010 is noted in the Statements of Operations.

8. REORGANIZATION

On June 22, 2010, the Franklin Templeton Corefolio Allocation Fund, pursuant to a plan of reorganization approved on February 23, 2010 by the Board of Trustees of the Franklin Templeton Perspectives Allocation Fund (Target), acquired 100% of the Target’s net assets, primarily made up of Underlying Funds, which included $19,476,252 of unrealized depreciation, through a tax-free exchange of 18,392,565 shares of the Franklin Templeton Corefolio Allocation Fund (valued at $199,869,936). Immediately after the completion of the reorganization, the combined net assets of the Franklin Templeton Corefolio Allocation Fund were $644,869,789.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

8. REORGANIZATION (continued)

The primary purpose for the reorganization was to combine the Target Fund with a larger fund that has the same investment goal and substantially similar investment strategies and risks. The estimated cost of the reorganization was $127,920 of which the Franklin Templeton Corefolio Allocation Fund and the Target each paid 25% and FT Services paid 50%. The allocated portion of the Franklin Templeton Corefolio Allocation Fund’s reorganization expenses is included with other expenses in the Statement of Operations.

Assuming the reorganization had been completed on January 1, 2009, the Franklin Templeton Corefolio Allocation Fund’s pro forma results of operations would have been as follows:

Subsequent to the reorganization, the Franklin Templeton Corefolio Allocation Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Target’s assets after the completion of the reorganization.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2010, the Funds did not use the Global Credit Facility.

Effective January 21, 2011, the Funds renewed the Global Credit Facility for a total of $750 million, maturing January 20, 2012.

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Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2010, all of the Funds’ investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statements of Investments.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2010 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2011

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Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2010:

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2010:

Distributions, including qualified dividend income, paid during calendar year 2010 will be reported to shareholders on Form 1099-DIV in January 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	106	None
Principal Occupation During Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	130	None
Principal Occupation During Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	88	None
Principal Occupation During Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.				

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

54 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since April 2010	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				

Annual Report | 55

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2010, Frank W.T. LaHaye ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

FAS2 A 02/11

Annual Report

Economic and Market Overview

During the 12-month period ended December 31, 2010, the U.S. economy grew unevenly, supported by a combination of fundamental business improvement and government intervention. Economic activity as measured by gross domestic product expanded at an annualized 3.7% pace in 2010’s first quarter and then downshifted to 1.7% annualized in the second quarter. Consumer spending picked up, likely due to pent-up post-recession demand, and the pace of growth rose at annualized rates of 2.6% in the third quarter and an estimated 3.2% in the fourth quarter. Globally, emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government-sponsored, liquidity-enhancing measures.

In the U.S., challenges such as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered consumer confidence and the economy’s advance. Although home prices rose early in the year, home sales stalled as a homebuyer tax credit program ended, foreclosures mounted and the housing sector remained weak. The unemployment situation showed little improvement. Even though the jobless rate fell from 10.0% in December 2009 to 9.4% at period-end, some of the decline was attributable to a shrinking labor force as many unemployed workers stopped looking for jobs.1

Amid signs of a demand-led recovery, crude oil prices rose from $79 per barrel at the end of December 2009 to $91 per barrel by the end of December 2010 largely due to accelerating global demand. The pace of inflation slowed during the year, and in December 2010 the inflation rate was an annualized 1.5%.1 Similarly, core inflation, which excludes volatile food and energy costs, slowed to a 0.8% annualized rate.1

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) made no major changes to its monetary policy for most of the year. The FOMC repeatedly stated it would keep the federal funds target rate within the exceptionally low 0% to 0.25% range “for an extended period” and eventually shifted its focus to its outlook and the status of its current holdings. In September, the FOMC revealed concerns about the subdued recovery and said inflation was below

1. Source: Bureau of Labor Statistics.

Annual Report | 3

the pace “consistent with its mandate.” Having already lowered interest rates effectively to zero, the FOMC announced its intention to purchase government securities to stimulate the economy and promote a low level of inflation consistent with healthy economic growth.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory and political news, stoking considerable volatility among equities. Ultimately, global stock indexes posted solid gains during the 12 months under review as investor risk aversion began to subside amid generally improving economic signs and rising consumer spending. The dollar strengthened relative to the euro, which declined as a result of the region’s fiscal crisis, but weakened against the yen, which hit multi-decade highs amid persistent deflationary pressures. Meanwhile, U.S. Treasuries and corporate bonds finished the year with gains despite Treasury price declines late in the year.

The foregoing information reflects our analysis and opinions as of December 31, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton

2015 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Below Investment Grade-0.1%

AA

This annual report for Franklin Templeton 2015 Retirement Target Fund covers the fiscal year ended December 31, 2010. BBB

A

Performance Overview

AAA

Franklin Templeton 2015 Retirement Target Fund – Class A delivered a +12.77% cumulative total return for the 12 months ended December 31, 2010. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 49.

Annual Report | 5

Top 10 Fund Holdings Franklin Templeton 2015 Retirement Target Fund 12/31/10 % of Total Net Assets

Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.1 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 8.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2015 Retirement Target Fund allocated 63.3% of total net assets to equity and 27.8% to fixed income. Domestic equity exposure was 69.5% of the total equity weighting, and foreign equity

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Annual Report

made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 15.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 65.1% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 10.3% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index, while Templeton Foreign Fund – Advisor Class outperformed. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund – Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2015 Retirement Target Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/10

Franklin Templeton 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C:1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund; nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

12 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.20%; C: 1.90%; R: 1.40%; and Advisor: 0.90%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Annual Report

Franklin Templeton

2025 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Below Investment Grade-0.1%

AA

This annual report for Franklin Templeton 2025 Retirement Target Fund covers the fiscal year ended December 31, 2010.

BBB

A

Performance Overview

AAA

Franklin Templeton 2025 Retirement Target Fund – Class A delivered a +14.14% cumulative total return for the 12 months ended December 31, 2010. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), which tracks U.S. stocks, and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE)

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 54.

Annual Report | 15

Top 10 Fund Holdings Franklin Templeton 2025 Retirement Target Fund 12/31/10 % of Total Net Assets

Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.1 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 18.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2025 Retirement Target Fund allocated 76.4% of total net assets to equity and 17.5% to fixed income. Domestic equity exposure was 69.1% of the total equity weighting, and foreign equity

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

16 | Annual Report

made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 18.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.9% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin U.S. Government Securities Fund – Advisor Class was our largest fixed income fund weighting at 6.5% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index, while Templeton Foreign Fund – Advisor Class outperformed. On the fixed income side, Franklin U.S. Government Securities Fund – Advisor Class underperformed the BC U.S. Aggregate Index, while Templeton Global Bond Fund – Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2025 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 17

Performance Summary as of 12/31/10

Franklin Templeton 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary (continued)

Class R (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,234
$10,974
$10,837
$10,356
FT 2025 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[6]
BC U.S. Aggregate Index[6]
P&R 90 Day U.S. T-Bill Index[6]

Average Annual Total Return

Class R	12/31/10
1-Year	+13.92%
3-Year	+0.55%
Since Inception (8/1/06)	+4.67%

Advisor Class (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,499
$10,974
$10,837
$10,356
FT 2025 Retirement Target Fund
S&P 500[6]
MSCI EAFE Index[6]
BC U.S. Aggregate Index[6]
P&R 90 Day U.S. T-Bill Index[6]

Average Annual Total Return

Advisor Class	12/31/10
1-Year	+14.53%
3-Year	+1.08%
Since Inception (8/1/06)	+5.18%

Annual Report | 21

Performance Summary (continued)

Endnotes

It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund; nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

22 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%; R: 1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Top 10 Fund Holdings Franklin Templeton 2035 Retirement Target Fund 12/31/10 % of Total Net Assets

Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.1 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 28.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund allocated 89.7% of total net assets to equity, and 6.2% to fixed income. Domestic equity exposure was 69.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

26 | Annual Report

and investment styles, and on December 31, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund – Advisor Class, at 21.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 72.6% of the Fund’s total fixed income weighting.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index, while Templeton Foreign Fund –Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2035 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/10

Franklin Templeton 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary *(continued)*

Class R (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,073
$10,974
$10,837
$10,356
FT 2035 Retirement Target Fund
S&P 500[4]
MSCI EAFE Index[4]
BC U.S. Aggregate Index[4]
P&R 90 Day U.S. T-Bill Index[4]

Average Annual Total Return

Class R	12/31/10
1-Year	+14.55%
3-Year	-0.42%
Since Inception (8/1/06)	+4.36%

Advisor Class (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,337
$10,974
$10,837
$10,356
FT 2035 Retirement Target Fund
S&P 500[4]
MSCI EAFE Index[4]
BC U.S. Aggregate Index[4]
P&R 90 Day U.S. T-Bill Index[4]

Average Annual Total Return

Advisor Class	12/31/10
1-Year	+15.09%
3-Year	+0.06%
Since Inception (8/1/06)	+4.87%

Annual Report | 31

Performance Summary (continued)

Endnotes

It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund; nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

32 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.30%; C: 2.00%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Top 10 Fund Holdings Franklin Templeton 2045 Retirement Target Fund 12/31/10 % of Total Net Assets

Index, which measures global equity performance excluding the U.S. and Canada, posted total returns of +15.06% and +8.21%.1 The Fund’s fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +6.54% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, had a +0.13% total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 38.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (fund investments). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund’s risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and short-term investments and other net assets, and to the actual performance of the selected fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2045 Retirement Target Fund allocated 96.6% of total net assets to equity. Domestic equity exposure was 69.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2010, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

36 | Annual Report

Growth Fund – Advisor Class, at 22.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund – Advisor Class, outperformed the S&P 500, but our largest domestic value fund holding, Mutual Shares Fund – Class Z, underperformed. Our largest foreign equity fund holding, Mutual European Fund – Class Z, performed comparably to the MSCI EAFE Index, while Templeton Foreign Fund –Advisor Class outperformed.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Portfolio Manager

Franklin Templeton 2045 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 37

Performance Summary as of 12/31/10

Franklin Templeton 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

38 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.15% (other than certain nonroutine expenses) until 4/30/11.

Annual Report | 39

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Performance Summary *(continued)*

Class R (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,079
$10,974
$10,837
$10,356
FT 2045 Retirement Target Fund
S&P 500[8]
MSCI EAFE Index[8]
BC U.S. Aggregate Index[8]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Class R	12/31/10
1-Year	+15.66%
3-Year	-0.53%
Since Inception (8/1/06)	+4.37%

Advisor Class (8/1/06–12/31/10)

$15,000
$10,000
$5,000
8/06
12/07
12/08
12/09
12/10
$13,174
$12,352
$10,974
$10,837
$10,356
FT 2045 Retirement Target Fund
S&P 500[8]
MSCI EAFE Index[8]
BC U.S. Aggregate Index[8]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Advisor Class	12/31/10
1-Year	+16.26%
3-Year	-0.03%
Since Inception (8/1/06)	+4.90%

Annual Report | 41

Performance Summary (continued)

Endnotes

It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund; nor is there any guarantee that the Fund will provide sufficient income, at or through the investor’s retirement. All investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody’s, Standard & Poor’s and Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

42 | Annual Report

Your Fund’s Expenses

Franklin Templeton 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.33%; C: 2.03%; R: 1.53%; and Advisor: 1.03%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

44 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

54 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 61

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 63

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2010

Franklin Templeton 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Domestic Equity 67.1%		
[a,b]Franklin Flex Cap Growth Fund, Advisor Class	71,639	$ 3,506,023
[b]Franklin Growth Fund, Advisor Class	21,602	964,507
[a,b]Franklin Growth Opportunities Fund, Advisor Class	27,707	641,974
[b]Franklin MicroCap Value Fund, Advisor Class	17,821	567,958
[b]Franklin Natural Resources Fund, Advisor Class	18,210	768,443
[b]Franklin Utilities Fund, Advisor Class	62,870	733,067
iShares S&P 500 Index Fund, ETF	3,920	494,901
[b]Mutual Shares Fund, Class Z	128,410	2,669,636
		10,346,509
Foreign Equity 29.5%		
[b]Franklin Gold and Precious Metals Fund, Advisor Class	14,648	779,708
[b]Franklin International Small Cap Growth Fund, Advisor Class	38,100	639,704
iShares MSCI EAFE Index Fund, ETF	3,460	201,476
[b]Mutual European Fund, Class Z	61,413	1,318,539
[b]Templeton China World Fund, Advisor Class	16,868	675,717
[b]Templeton Foreign Fund, Advisor Class	134,798	931,455
		4,546,599
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $12,283,688) 96.6%		14,893,108
Short Term Investments (Cost $379,342) 2.5%		
Money Market Funds 2.5%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	379,342	379,342
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $12,663,030) 99.1%		15,272,450
Other Assets, less Liabilities 0.9%		137,469
Net Assets 100.0%		$15,409,919

64 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 65

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2010

66 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2010

Annual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

68 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 69

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund’s application of those tax rules is subject to its understanding. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of December 31, 2010, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Each fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on

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Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Franklin Templeton 2015 Retirement Target Fund		Franklin Templeton 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2010				
Shares sold	1,012,045	$10,640,881	1,409,783	$13,913,839
Shares issued in reinvestment of distributions	42,479	466,681	48,171	508,263
Shares redeemed	(315,860)	(3,312,210)	(631,072)	(6,113,970)
Net increase (decrease)	738,664	$ 7,795,352	826,882	$ 8,308,132
Year ended December 31, 2009				
Shares sold	907,400	$ 8,161,362	1,043,264	$ 8,564,140
Shares issued in reinvestment of distributions	38,856	359,866	50,737	443,738
Shares redeemed	(419,782)	(3,648,933)	(353,798)	(2,937,110)
Net increase (decrease)	526,474	$ 4,872,295	740,203	$ 6,070,768
Class C Shares:				
Year ended December 31, 2010				
Shares sold	440,244	$ 4,625,815	524,309	$ 5,129,197
Shares issued in reinvestment of distributions	11,873	131,072	10,517	111,022
Shares redeemed	(192,918)	(2,019,249)	(145,106)	(1,411,311)
Net increase (decrease)	259,199	$ 2,737,638	389,720	$ 3,828,908
Year ended December 31, 2009				
Shares sold	582,526	$ 5,164,172	456,773	$ 3,767,686
Shares issued in reinvestment of distributions	12,262	113,127	11,020	94,470
Shares redeemed	(338,573)	(2,695,979)	(144,058)	(1,176,176)
Net increase (decrease)	256,215	$ 2,581,320	323,735	$ 2,685,980
Class R Shares:				
Year ended December 31, 2010				
Shares sold	50,358	$ 529,770	53,941	$ 537,368
Shares issued in reinvestment of distributions	1,961	21,508	1,349	14,213
Shares redeemed	(62,068)	(641,879)	(10,358)	(103,274)
Net increase (decrease)	(9,749)	$ (90,601)	44,932	$ 448,307
Year ended December 31, 2009				
Shares sold	39,669	$ 347,239	28,890	$ 258,030
Shares issued in reinvestment of distributions	3,298	30,260	809	7,173
Shares redeemed	(9,445)	(87,648)	(2,220)	(18,451)
Net increase (decrease)	33,522	$ 289,851	27,479	$ 246,752

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Notes to Financial Statements (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton 2015 Retirement Target Fund		Franklin Templeton 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Year ended December 31, 2010				
Shares sold	121,629	$ 1,251,880	97,657	$ 945,992
Shares issued in reinvestment of distributions	2,363	26,256	2,734	28,794
Shares redeemed	(4,169)	(44,048)	(6,109)	(61,083)
Net increase (decrease)	119,823	$ 1,234,088	94,282	$ 913,703
Year ended December 31, 2009				
Shares sold	11	$ 106	8,478	$ 59,651
Shares issued in reinvestment of distributions	595	5,454	1,427	12,480
Shares redeemed	(1,240)	(11,935)	(4,571)	(36,856)
Net increase (decrease)	(634)	$ (6,375)	5,334	$ 35,275

	Franklin Templeton 2035 Retirement Target Fund		Franklin Templeton 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended December 31, 2010				
Shares sold	926,870	$ 8,976,626	446,703	$ 4,250,063
Shares issued in reinvestment of distributions	25,858	273,718	12,500	130,433
Shares redeemed	(204,675)	(1,962,240)	(253,272)	(2,341,930)
Net increase (decrease)	748,053	$ 7,288,104	205,931	$ 2,038,566
Year ended December 31, 2009				
Shares sold	582,346	$ 4,588,112	359,779	$ 2,772,073
Shares issued in reinvestment of distributions	25,833	218,195	17,365	141,373
Shares redeemed	(249,555)	(2,077,449)	(108,978)	(866,271)
Net increase (decrease)	358,624	$ 2,728,858	268,166	$ 2,047,175
Class C Shares:				
Year ended December 31, 2010				
Shares sold	326,914	$ 3,119,826	228,135	$ 2,120,389
Shares issued in reinvestment of distributions	5,037	52,579	2,856	29,293
Shares redeemed	(123,793)	(1,174,967)	(77,805)	(730,433)
Net increase (decrease)	208,158	$ 1,997,438	153,186	$ 1,419,249
Year ended December 31, 2009				
Shares sold	284,199	$ 2,259,656	132,014	$ 1,014,563
Shares issued in reinvestment of distributions	6,606	54,119	4,150	32,495
Shares redeemed	(76,333)	(620,792)	(25,445)	(200,362)
Net increase (decrease)	214,472	$ 1,692,983	110,719	$ 846,696

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Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the year ended December 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the common expenses (i.e. a combination of asset allocation fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

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Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended December 31, 2010 and 2009, was as follows:

At December 31, 2010, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds and ETFs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds and ETFs.

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Notes to Financial Statements (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2010, were as follows:

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2010, were as follows:

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2015 Retirement Target Fund *(continued)*								
Franklin Templeton Emerging Market Debt Opportunities Fund	27,175	7,260	3,122	31,313	$ 375,443	$ 10,476	$ 4,134[a]	0.12%
Franklin Total Return Fund, Advisor Class	191,306	72,501	11,052	252,755	2,550,300	100,801	11,559[a]	0.08%
Franklin U.S. Government Securities Fund, Advisor Class	354,137	301,202	14,382	640,957	4,345,691	144,675	(144)	0.04%
Franklin Utilities Fund, Advisor Class	49,862	64,182	—	114,044	1,329,755	32,512	—	0.05%
Institutional Fiduciary Trust Money Market Portfolio	2,260,932	11,403,842	10,308,931	3,355,843	3,355,843	—	—	0.03%
Mutual European Fund, Class Z	96,468	24,502	12,457	108,513	2,329,781	67,900	(89,975)	0.12%
Mutual Shares Fund, Class Z	156,583	87,634	16,337	227,880	4,737,634	135,243	(103,012)	0.03%
Templeton China World Fund, Advisor Class	27,261	6,346	2,931	30,676	1,228,863	13,620	(15,273)[a]	0.10%
Templeton Foreign Fund, Advisor Class	269,012	79,279	84,439	263,852	1,823,220	36,570	(460,244)	0.03%
Templeton Global Bond Fund, Advisor Class	180,808	94,967	—	275,775	3,739,503	175,952	—	0.01%
Total					$40,004,504	$898,463	$(359,765)	
Franklin Templeton 2025 Retirement Target Fund								
Franklin Flex Cap Growth Fund, Advisor Class	130,274	38,927	—	169,201	$ 8,280,708	$ —	$ —	0.23%
Franklin Gold and Precious Metals Fund, Advisor Class	27,969	13,373	3,388	37,954	2,020,289	185,548	114,086[a]	0.05%
Franklin Growth Fund, Advisor Class	—	50,113	—	50,113	2,237,538	13,560	—	0.05%
Franklin Growth Opportunities Fund, Advisor Class	118,845	19,172	75,079	62,938	1,458,267	—	2,681	0.33%
Franklin International Small Cap Growth Fund, Advisor Class	—	85,630	—	85,630	1,437,722	24,363	—	0.32%
Franklin MicroCap Value Fund, Advisor Class	34,960	7,867	3,260	39,567	1,261,002	6,942	8,854[a]	0.33%
Franklin Natural Resources Fund, Advisor Class	30,500	9,831	—	40,331	1,701,948	29,039	—	0.13%
Franklin Small Cap Growth Fund, Advisor Class	102,689	16,874	119,563	—	—[b]	—	229,903	—
Franklin Templeton Emerging Market Debt Opportunities Fund	15,233	5,959	3,534	17,658	211,718	5,756	3,339[a]	0.07%
Franklin Total Return Fund, Advisor Class	114,516	64,606	28,846	150,276	1,516,282	66,710	10,818[a]	0.05%
Franklin U.S. Government Securities Fund, Advisor Class	211,990	269,205	50,818	430,377	2,917,953	97,806	1,050	0.03%
Franklin Utilities Fund, Advisor Class	59,015	83,532	—	142,547	1,662,103	39,761	—	0.06%
Institutional Fiduciary Trust Money Market Portfolio	1,224,271	15,256,048	13,947,941	2,532,378	2,532,378	—	—	0.02%

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Notes to Financial Statements (continued)

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Year
Franklin Templeton 2025 Retirement Target Fund *(continued)*								
Mutual European Fund, Class Z	117,957	37,861	14,879	140,939	$ 3,025,965	$ 87,519	$(107,021)	0.15%
Mutual Shares Fund, Class Z	192,383	123,459	20,041	295,801	6,149,711	174,423	(129,430)	0.04%
Templeton China World Fund, Advisor Class	31,798	9,502	3,427	37,873	1,517,188	16,815	(20,713)[a]	0.13%
Templeton Foreign Fund, Advisor Class	306,985	109,698	101,225	315,458	2,179,818	43,722	(527,128)	0.04%
Templeton Global Bond Fund, Advisor Class	106,328	85,817	17,069	175,076	2,374,032	116,140	(2,757)	0.01%
Total					$42,484,622	$908,104	$(416,318)	
Franklin Templeton 2035 Retirement Target Fund								
Franklin Flex Cap Growth Fund, Advisor Class	85,142	41,930	2,584	124,488	$ 6,092,461	$ —	$ (18,352)	0.17%
Franklin Gold and Precious Metals Fund, Advisor Class	20,056	10,952	5,690	25,318	1,347,691	118,382	66,799[a]	0.03%
Franklin Growth Fund, Advisor Class	—	37,348	—	37,348	1,667,586	9,347	—	0.04%
Franklin Growth Opportunities Fund, Advisor Class	78,802	19,312	52,680	45,434	1,052,711	—	(1,185)	0.24%
Franklin International Small Cap Growth Fund	—	64,719	—	64,719	1,086,634	18,414	—	0.25%
Franklin MicroCap Value Fund, Advisor Class	23,821	7,943	2,418	29,346	935,246	5,149	7,509[a]	0.25%
Franklin Natural Resources Fund, Advisor Class	20,531	9,973	—	30,504	1,287,281	21,964	—	0.10%
Franklin Small Cap Growth Fund, Advisor Class	70,935	16,018	86,953	—	—[b]	—	162,215	—
Franklin Templeton Emerging Market Debt Opportunities Fund	2,328	1,913	1,172	3,069	36,800	1,066	1,033[a]	0.01%
Franklin Total Return Fund, Advisor Class	16,421	22,383	10,480	28,324	285,790	11,721	3,882[a]	0.01%
Franklin U.S. Government Securities Fund, Advisor Class	29,287	79,743	35,625	73,405	497,684	17,995	464	—[c]
Franklin Utilities Fund, Advisor Class	39,288	70,377	—	109,665	1,278,696	28,467	—	0.05%
Institutional Fiduciary Trust Money Market Portfolio	85,862	10,327,455	9,470,963	942,354	942,354	—	—	0.01%
Mutual European Fund, Class Z	78,279	36,900	10,826	104,353	2,240,457	64,258	(79,882)	0.11%
Mutual Shares Fund, Class Z	133,972	111,623	14,612	230,983	4,802,129	135,525	(78,291)	0.03%
Templeton China World Fund, Advisor Class	21,238	9,513	2,458	28,293	1,133,411	12,562	(14,094)[a]	0.09%
Templeton Foreign Fund, Advisor Class	205,752	102,936	73,920	234,768	1,622,250	32,539	(346,763)	0.03%
Templeton Global Bond Fund, Advisor Class	15,874	26,631	10,580	31,925	432,909	22,160	2,810	—[c]
Total					$26,742,090	$499,549	$(293,855)

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Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participate in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2010 is noted in the Statements of Operations.

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Notes to Financial Statements (continued)

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2010, the Funds did not use the Global Credit Facility.

Effective January 21, 2011, the Borrowers renewed the Global Credit Facility for a total of $750 million, maturing January 20, 2012.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2010, all of the Funds’ investments in Underlying Funds and ETFs carried at fair value were in Level 1 inputs. For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

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Notes to Financial Statements (continued)

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure except those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the transfer agent of the Underlying Funds and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2011

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Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2010:

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2010:

Distributions, including qualified dividend income, paid during calendar year 2010 will be reported to shareholders on Form 1099-DIV in January 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	106	None
Principal Occupation During Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1995	130	None
Principal Occupation During Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	88	None
Principal Occupation During Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.				

Annual Report | 87

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since April 2010	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				

Annual Report | 89

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2010, Frank W.T. LaHaye ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 91

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Annual Report and Shareholder Letter

FRANKLIN TEMPLETON

FUND ALLOCA TOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

RTF A 02/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)  N/A

(d)  N/A

(f)  Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $250,381 for the fiscal year ended December 31, 2010 and $264,944 for the fiscal year ended December 31, 2009.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $35,000 for the fiscal year ended December 31, 2010 and $2,000 for the fiscal year ended December 31, 2009. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,269 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $140,531 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

    (i) pre-approval of all audit and audit related services:

   (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities

Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $179,800 for the fiscal year ended December 31, 2010 and $2,000 for the fiscal year ended December 31, 2009.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 25, 2011

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 25, 2011